UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22593

Cushing Royalty & Income Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

The Cushing® Royalty & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2014

Common Stock - 15.5% (1)	Shares	Fair Value
Exploration & Production - 2.9% (1)
United States - 2.9% (1)
RSP Permian, Inc. (2)	180,000	$5,004,000

Upstream - 12.6% (1)
Canada - 12.6% (1)
Arc Resources LTD (3)	176,959	4,773,562
Bonterra Energy Corporation	19,178	944,611
Crescent Point Energy Corporation (3)	217,062	7,617,655
Enerplus Corporation (3)	447,273	8,864,951
		22,200,779

Total Common Stock (Cost $24,617,006)		$27,204,779

Master Limited Partnerships and Related Companies - 100.6% (1)
Coal - 1.2% (1)
United States - 1.2% (1)
Natural Resource Partners, L.P.	135,046	$2,041,895

Crude Oil & Refined Products - 2.3% (1)
United States - 2.3% (1)
Delek Logistics Partners, L.P.	75,482	2,551,292
Sprague Resources, L.P.	79,537	1,469,048
		4,020,340
Natural Gas Gatherers & Processors - 1.6% (1)
United States - 1.6% (1)
PVR Partners, L.P.	104,903	2,815,597

Other - 1.9% (1)
United States - 1.9% (1)
Emerge Energy Services, L.P.	72,841	3,332,476

Shipping - 1.9% (1)
Republic of the Marshall Islands - 1.9% (1)
Capital Product Partners, L.P.	315,265	3,392,251

Upstream - 90.5% (1)
United States - 90.5% (1)
Atlas Resource Partners, L.P.	503,977	10,916,142
BreitBurn Energy Partners, L.P. (3)	881,867	17,628,521
Dorchester Minerals, L.P. (3)	228,223	5,732,962
Eagle Rock Energy Partners, L.P.	376,139	1,824,274
EV Energy Partners, L.P.	318,795	11,183,329
Legacy Reserves, L.P. (3)	617,144	16,292,602
LinnCo, LLC	201,233	6,135,594
Linn Energy, LLC (3)	489,080	15,586,980
LRR Energy, L.P. (3)	213,514	3,651,089
Memorial Production Partners, L.P. (3)	776,513	17,347,300
MID-CON Energy Partners, L.P. (3)	726,059	17,113,211
QR Energy, L.P. (3)	990,503	17,373,423
Vanguard Natural Resources, LLC (3)	613,473	18,318,304
		159,103,731

Variable Distribution - 1.2% (1)
United States - 1.2% (1)
Northern Tier Energy, L.P.	87,905	2,125,543

Total Master Limited Partnerships and Related Companies (Cost $154,494,925)		$176,831,833

Royalty Trusts - 2.3% (1)
Upstream - 2.3% (1)
United States - 2.3% (1)
Pacific Coast Oil Trust	289,719	$3,972,047
Total US Royalty Trusts (Cost $5,675,625)		$3,972,047

Senior Notes - 1.8% (1)	Principal Amount
Upstream - 1.8% (1)
United States - 1.8% (1)
BreitBurn Energy Partners, L.P., 7.875%, due 04/15/2022	1,000,000	$1,095,000
EV Energy Partners, L.P., 8.000%, due 04/15/2019	2,000,000	2,070,000
Total Senior Notes (Cost $3,095,000)		$3,165,000

Short-Term Investments - Investment Companies - 0.3% (1)	Shares
United States - 0.3% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (4)	125,416	125,416
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (4)	125,416	125,416
Fidelity Money Market Portfolio - Institutional Class, 0.04% (4)	125,416	125,416
First American Government Obligations Fund - Class Z, 0.01% (4)	125,416	125,416
Invesco STIC Prime Portfolio, 0.04% (4)	125,416	125,416
Total Short-Term Investments (Cost $627,080)		$627,080

Total Investments - 120.5% (1) (Cost $188,509,636)		$211,800,739
Liabilities in Excess of Other Assets - (20.5)% (1)		(35,980,515)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$175,820,224

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	No distribution or dividend was made during the period ended February 28, 2014. As such, it is classified as a non-income producing security as of February 28, 2014.
(3)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(4)	Rate reported is the current yield as of February 28, 2014.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

Cost of investments	$189,225,813
Gross unrealized appreciation	34,263,238
Gross unrealized depreciation	(11,688,312)
Net unrealized appreciation	$22,574,926

* The above table only reflects tax adjustments through November 30, 2013.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Cushing Royalty & Income Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2014	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$27,204,779	$27,204,779	$-	$-
Master Limited Partnerships and Related Companies (a)	176,831,833	176,831,833	-	-
US Royalty Trusts (a)	3,972,047	3,972,047	-	-
Total Equity Securities	208,008,659	208,008,659	-	-

Notes Senior Notes(a)	3,165,000	-	3,165,000	-
Total Notes	3,165,000	-	3,165,000	-
Other
Short-Term Investments	627,080	627,080	-	-
Total Other	627,080	627,080	-	-
Total	$211,800,739	$208,635,739	$3,165,000	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2014.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended February 28, 2014.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended February 28, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing Royalty & Income Fund

By (Signature and Title)               /s/ Daniel L. Spears
Daniel L. Spears, President

Date        April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Daniel L. Spears
Daniel L. Spears, President

Date        April 29, 2014

By (Signature and Title)               /s/ John H. Alban
John H. Alban, Treasurer

Date        April 29, 2014